Other Receivables and Prepayment and Other Payables and Accrued Liabilities - Schedule of Other Receivables (Details)	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MYR (RM)
Other Receivables
Project deposits	RM 1,476,069	$ 363,474	RM 323,067
Prepayment to suppliers	13,289,633	3,272,504	10,743,527
Other receivables	60,108	14,801	240,666
Other deposits	158,271	38,973	366,513
Other prepayments	2,445,802	602,266	1,271,021
Other current assets	711	175
Total other receivables	RM 17,430,594	$ 4,292,193	RM 12,944,794